Shareholder Report, Holdings (Details)	Dec. 31, 2024
PGIM Short-Term Corporate Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM Short-Term Corporate Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Short-Term Corporate Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM Short-Term Corporate Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM Short-Term Corporate Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Short-Term Corporate Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Short-Term Corporate Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Short-Term Corporate Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM Short-Term Corporate Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Short-Term Corporate Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM Short-Term Corporate Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM Short-Term Corporate Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Short-Term Corporate Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Short-Term Corporate Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Short-Term Corporate Bond Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM Short-Term Corporate Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Short-Term Corporate Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM Short-Term Corporate Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM Short-Term Corporate Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Short-Term Corporate Bond Fund - Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Short-Term Corporate Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%